Taxes on Income (Schedule Of Changes In Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Beginning balance	$ 3,187	$ 2,291	$ 2,367
Increases related to tax positions taken during prior years	177	626	283
Increases related to tax positions taken during the current year	607	641	330
Decreases related to statute of limitations	(327)	(371)	(689)
Ending balance	$ 3,644	$ 3,187	$ 2,291